Employee Benefit Plans (Assumed Healthcare Cost Trend Rates) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Assumed healthcare costs trend rates
Healthcare costs trend rate	6.40%	6.40%
Factors, Pre-Medicare
Assumed healthcare costs trend rates
Year that rate reaches ultimate trend rate - Pre-Medicare	2094	2094
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	4.40%	4.40%
Factors, Post-Medicare
Assumed healthcare costs trend rates
Year that rate reaches ultimate trend rate - Pre-Medicare	2089	2094
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	4.70%	4.60%